IMPAIRMENT OF ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) segment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Impairment of assets
Impairment	R$ 0	R$ (411,925)	R$ 0
Impairment of goodwill	R$ 0	R$ 0	R$ 0
Number of operating segments | segment	4
Period for projecting the cash flows for the goodwill impairment test	five
Discount rate
Impairment of assets
Sensitivity analysis, percent of increase	0.50%	0.50%
Perpetuity growth rate
Impairment of assets
Sensitivity analysis, percent of decrease	0.50%	0.50%
North America Operation
Impairment of assets
Impairment		R$ (342,355)
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	9.50%	8.25%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 5,769,000	R$ 6,202,000
North America Operation | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	4,337,000	4,589,000
North America Operation | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 4,679,000	4,914,000
Special Steel Operation
Impairment of assets
Impairment		R$ (69,570)
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	10.50%	8.75%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 4,238,000	R$ 2,509,000
Special Steel Operation | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	3,301,000	1,568,000
Special Steel Operation | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 3,545,000	R$ 1,754,000
South America Operation
Impairment of assets
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	15.00%	11.25%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 2,248,000	R$ 4,141,000
South America Operation | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	2,057,000	3,757,000
South America Operation | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 2,135,000	R$ 3,867,000
Brazil Operation
Impairment of assets
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	11.25%	9.75%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 8,994,000	R$ 13,424,000
Brazil Operation | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	7,582,000	11,348,000
Brazil Operation | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 7,962,000	R$ 11,809,000